Taxes	12 Months Ended
Mar. 31, 2024
Taxes [Abstract]
TAXES

NOTE 8 – TAXES

Corporate Income Taxes (“CIT”)

The Company is subject to income taxes on an entity basis on income arising in or derived from the tax jurisdiction in which each entity is domiciled. Wah Fu is an offshore holding company and is not subject to tax on income or capital gains under the laws of the British Virgin Islands.

Wah Fu Holding was incorporated in Hong Kong and is subject to Hong Kong corporate income tax at a rate of 8.25% on assessable profits up to HK$2,000,000 and 16.5% on any part of assessable profits over HK$2,000,000.

Distance Learning was registered in the PRC and is subject to corporate income tax at a reduced rate of 15% starting from 2014, when it was approved by local government as a High-technology Company. The certificate of High-technology Company will expire in November 2026.Huaxia MOOC was approved by local government as a High-technology Company since November 2022, Huaxia Mook is subject to corporate income tax at a reduced rate of 15%. The certificate of High-technology Company will expire in November 2025.

Hunan Huafu, Digital Information, Shanghai Xia Shu, Shanghai Xin Fu, Nanjing Suyun, Guizhou Huafu, Fuzhou Huafu, Guangxi Huafu, Sichuan Huafu and Guangzhou Huafu were registered in the PRC and they were approved by local government as small-scaled minimal profit enterprises. According to the Announcement of the Ministry of Finance and the State Administration of Taxation No. 6 of 2023, small-scaled minimal profit enterprises are subject to corporate income tax at a reduced rate of 5% since January 1, 2023 to December 31, 2024.

(i) The components of the income tax expense (benefit) are as follows:

	For the Years Ended March 31,
	2024	2023	2022
Current income tax provision	$36,392	$160,439	$275,555
Deferred income tax provision (benefit)	94,498	270,090	(36,670)
Total	$130,890	$430,529	$238,885

(ii) The following table summarizes deferred tax assets resulting from differences between the financial reporting basis and tax basis of assets and liabilities:

	As of March 31, 2024	As of March 31, 2023
Allowance for doubtful accounts	$66,511	$95,025
Deferred revenue	196,097	280,531
Net operating loss carry-forwards	1,177	-
Total deferred tax asset	263,785	375,556
Valuation allowance	(1,208)	(875)
Deferred tax assets, net	$262,577	$374,681

According to Chinese tax regulations, net operating loss (“NOL”) can be carried forward to offset operating income for five years. A valuation allowance is established for deferred tax assets if it is more likely than not that these items will either expire before the Company is able to realize their benefits, or that the realization of future deductions is uncertain. Management performs an assessment over future taxable income to analyze whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. As of March 31, 2024 and 2023, valuation allowance accrued for deferred tax assets was $60 and $875, respectively.

(iii) The following table reconciles the PRC statutory rates to the Company’s effective tax rate for the years ended March 31, 2024, 2023 and 2022:

	For the Years Ended
	March 31, 2024	March 31, 2023	March 31, 2022
Statutory PRC income tax rate	25%	25%	25%
Favorable tax rate impact (a)	(5.3)%	(7.7)%	(6.8)%
Permanent difference	-%	0.3%	0.5%
Change in valuation allowance	2.0%	1.2%	2.2%
Effective tax rate	21.63%	18.8%	20.9%

(a)	Distance Learning and Huaxia Muke are subject to a favorable tax rate of 15%; Hunan Huafu, Digital Information, Shanghai Xia Shu, Shanghai Xin Fu, Nanjing Suyun, Guizhou Huafu, Fuzhou Huafu, Guangxi Huafu, Sichuan Huafu and Guangzhou Huafu are subject to a favorable tax rate of 5%.

Taxes payable

Taxes payable consisted of the following:

	As of March 31, 2024	As of March 31, 2023
Income tax payable	$953,222	$1,054,177
Value added tax payable	10,046	54,296
Other taxes payable	6,327	11,128
Total	$969,595	$1,119,601